Expense Example - Schwab Fundamental Global Real Estate Index Fund - Schwab Fundamental Global Real Estate Index Fund	Jun. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493